Consolidated Schedule of Investments
January 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–37.92%
U.S. Treasury Bills–16.42%(a)
U.S. Treasury Bills	1.56%	05/07/2020	$ 29,800	$ 29,681,256
U.S. Treasury Bills	1.57%	06/04/2020	75,500	75,112,370
U.S. Treasury Bills	1.57%	06/11/2020	49,000	48,736,845
				153,530,471
U.S. Treasury Notes–21.50%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	1.59%	04/30/2020	64,000	64,003,519
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	1.60%	07/31/2020	74,000	73,993,760
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)	1.71%	01/31/2022	63,000	63,033,145
				201,030,424
Total U.S. Treasury Securities (Cost $354,508,018)				354,560,895
		Expiration Date
Commodity-Linked Securities–5.93%
Barclays Bank PLC (United Kingdom), U.S. Federal Funds Effective Rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3) (c)(d)		01/26/2021	10,700	8,508,593
Barclays Bank PLC (United Kingdom), U.S. Federal Funds Effective Rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3)(c)(d)		02/18/2021	27,500	21,152,944
JPMorgan Chase Bank, N.A. , U.S. Federal Funds Effective Rate minus 0.80% (linked to the J.P. Morgan Custom JMAB448T Total Return Index)(c)(e)		03/05/2021	27,600	25,797,910
Total Commodity-Linked Securities (Cost $65,800,000)				55,459,447
			Shares
Money Market Funds–50.36%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(f)			158,716,666	158,716,666
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(f)			100,308,848	100,348,971
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 1.72%(f)			51,570,534	51,570,534
Invesco Treasury Portfolio, Institutional Class, 1.47%(f)			160,187,046	160,187,046
Total Money Market Funds (Cost $470,797,331)				470,823,217
TOTAL INVESTMENTS IN SECURITIES–94.21% (Cost $891,105,349)				880,843,559
OTHER ASSETS LESS LIABILITIES–5.79%				54,104,105
NET ASSETS–100.00%				$934,947,664
Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $55,459,447, which represented 5.93% of the Fund’s Net Assets.
(d)	Barclays Diversified Energy-Metals Total Return Index - a basket of indices that provide exposure to various components of the energy and metals markets. The underlying commodities comprising the indices are: Brent Crude Oil, Copper, Gas Oil, Gold, Silver, Unleaded Gasoline, and WTI Crude Oil.
(e)	J.P. Morgan Custom JMAB448T Total Return Index - a basket of indices that provide exposure to various components of energy and metals markets. The underlying commodities comprising the indices are: Copper, British Gas Oil, Gold, Brent Crude Oil, WTI Crude Oil, Silver and Gasoline Unleaded.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cocoa	257	May-2020	$7,198,570	$685,932	$685,932
Coffee "C"	564	March-2020	21,710,475	(1,464,280)	(1,464,280)
Corn	1,145	July-2020	22,384,750	(662,135)	(662,135)
Cotton No.2	1,204	March-2020	40,635,000	1,182,725	1,182,725
Gasoline Reformulated Blendstock Oxygenate Blending	787	February-2020	49,716,521	(1,334,942)	(1,334,942)
Gold	404	April-2020	64,151,160	78,856	78,856
LME Nickel	102	February-2020	7,825,338	(1,665,322)	(1,665,322)
Soybean	1,554	July-2020	69,968,850	(5,360,977)	(5,360,977)
Wheat	870	July-2020	24,033,750	552,013	552,013
Subtotal—Long Futures Contracts				(7,988,130)	(7,988,130)
Short Futures Contracts
Commodity Risk
LME Nickel	64	February-2020	(4,910,016)	364,452	364,452
Total Futures Contracts				$(7,623,678)	$(7,623,678)

(a)	Futures contracts collateralized by $35,950,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Canadian Imperial Bank of Commerce	Pay	CIBC Natural Gas Standard Roll Excess Return Index	0.10%	Monthly	170,000	August—2020	$7,911,579	$—	$1,154,623	$1,154,623
Canadian Imperial Bank of Commerce	Pay	CIBC Soybean Oil Excess Return Index	0.09	Monthly	257,000	December—2020	12,885,235	—	1,521,954	1,521,954
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	Monthly	11,180	December—2020	11,601,922	—	0	0
Goldman Sachs International	Receive	Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index	0.37	Monthly	306,500	March—2020	48,304,523	—	2,974,123	2,974,123
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	255,000	October—2020	30,491,166	—	487,713	487,713
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Aluminium type A Excess Return Index	0.14	Monthly	654,000	December—2020	33,337,715	—	877,406	877,406
Merrill Lynch International	Pay	MLCIAPLH Excess Return Index	0.00	Monthly	650,000	December—2020	3,843,515	—	0	0
Merrill Lynch International	Pay	MLCX2CCER Excess Return Index	0.00	Monthly	174,000	January—2021	10,890,190	—	0	0
Merrill Lynch International	Pay	MLCX2KCE Excess Return Index	0.00	Monthly	1,290,000	December—2020	9,001,620	—	0	0
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	162,500	June—2020	30,939,058	—	0	0
Merrill Lynch International	Receive	Merrill Lynch Soybean Meal Index	0.30	Monthly	55,400	June—2020	31,868,435	—	0	0
Merrill Lynch International	Receive	MLCI3LNE Excess Return Index	0.18	Monthly	43,700	December—2020	10,808,950	—	0	0
Merrill Lynch International	Receive	MLCI3LXE Excess Return Index	0.18	Monthly	51,700	May—2020	6,720,312	—	0	0
Merrill Lynch International	Receive	MLCIRXB6 Excess Return Index	0.21	Monthly	158,500	April—2020	11,905,791	—	0	0
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28%	Monthly	29,500	November—2020	$2,692,338	$—	$0	$0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	82,300	September—2020	43,142,170	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	447,000	November—2020	16,499,485	—	0	0
Merrill Lynch International	Receive	MLCXLXAE Excess Return Index	0.25	Monthly	20,000	February—2020	4,057,120	—	0	0
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2KW0 Index	0.05	Monthly	96,500	December—2020	17,101,749	—	679,128	679,128
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2SM0 Index	0.03	Monthly	32,400	June—2020	12,479,446	—	398,546	398,546
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2SY0 Index	0.05	Monthly	47,500	December—2020	17,198,848	—	958,593	958,593
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2WH0 Index	0.05	Monthly	28,000	December—2020	7,849,778	—	159,704	159,704
Royal Bank of Canada	Receive	RBC Enhanced Brent Crude Oil 01 Excess Return Index	0.35	Monthly	166,200	March—2020	49,829,403	—	0	0
Royal Bank of Canada	Receive	RBC Enhanced Copper LME 01 Excess Return Index	0.28	Monthly	11,150	May—2020	5,498,914	—	0	0
Subtotal — Appreciation								—	9,211,790	9,211,790
Commodity Risk
Barclays Bank PLC	Receive	Barclays Heating Oil Roll Yield Excess Return Index	0.37	Monthly	218,400	January—2021	48,445,270	—	(1,553,698)	(1,553,698)
Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47	Monthly	245,500	December—2020	29,668,233	—	(1,950,178)	(1,950,178)
Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.30	Monthly	9,750	January—2021	7,954,660	—	(241,212)	(241,212)
Barclays Bank PLC	Receive	Barclays WTI Crude Roll Yield Excess Return Index	0.35	Monthly	125,800	March—2020	34,869,319	—	(3,041,504)	(3,041,504)
Canadian Imperial Bank of Commerce	Receive	CIBC Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	711,000	April—2020	55,127,243	—	(6,382,007)	(6,382,007)
Goldman Sachs International	Receive	Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index	0.45	Monthly	1,044,000	September—2020	40,392,673	—	(1,347,773)	(1,347,773)
Goldman Sachs International	Receive	S&P GSCI Soybean Meal Excess Return Index	0.42	Monthly	36,500	June—2020	33,015,630	—	(1,128,646)	(1,128,646)
JPMorgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	137,000	April—2020	32,522,101	—	(3,009,945)	(3,009,945)
Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	1,855,000	December—2020	81,345,275	—	(1,804,915)	(1,804,915)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	Monthly	242,200	December—2020	47,533,760	—	(115,844)	(115,844)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Macquarie Bank Ltd.	Receive	Modified Macquarie Single Commodity Sugar type A Excess Return Index	0.34%	Monthly	34,000	January—2021	$5,283,042	$—	$(25,143)	$(25,143)
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2CN0 Index	0.05	Monthly	55,000	December—2020	14,621,959	—	(223,905)	(223,905)
Morgan Stanley Capital Services LLC	Receive	MS Soybean Oil Dynamic Roll Excess Return Index	0.30	Monthly	147,000	April—2020	20,462,018	—	(1,601,124)	(1,601,124)
Subtotal — Depreciation								—	(22,425,894)	(22,425,894)
Total — Total Return Swap Agreements								$—	$(13,214,104)	$(13,214,104)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $74,909,780.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
CIBC Natural Gas Standard Roll Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
CIBC Soybean Oil Excess Return Index
	Long Futures Contracts
	Soybean Oil	100.00%
Single Commodity Excess Return Index
	Long Futures Contracts
	Gold	100.00%
Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Macquarie Single Commodity Aluminum type A Excess Return Index
	Long Futures Contracts
	Aluminum	100.00%
MLCIAPLH Excess Return Index
	Long Futures Contracts
	Lean Hogs	100.00%
MLCX2CCER Excess Return Index
	Long Futures Contracts
	Cocoa	100.00%
MLCX2KCE Excess Return Index
	Long Futures Contracts
	Coffee	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
Merrill Lynch Soybean Meal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
MLCI3LNE Excess Return Index
	Long Futures Contracts
	Nickel	100.00%
MLCI3LXE Excess Return Index
	Long Futures Contracts
	Zinc	100.00%
MLCIRXB6 Excess Return Index
	Long Futures Contracts
	Unleaded Gasoline	100.00%
MLCX Aluminum Annual Excess Return Index
	Long Futures Contracts
	Aluminum	100.00%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
MLCXLXAE Excess Return Index
	Long Futures Contracts
	Zinc	100.00%
Morgan Stanley MSCY2KW0 Index
	Long Futures Contracts
	Kansas Wheat	100.00%
Morgan Stanley MSCY2SM0 Index
	Long Futures Contracts
	Soybean Meal	100.00%
Morgan Stanley MSCY2SY0 Index
	Long Futures Contracts
	Soybean	100.00%
Morgan Stanley MSCY2WH0 Index
	Long Futures Contracts
	Wheat	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
RBC Enhanced Brent Crude Oil 01 Excess Return Index
	Long Futures Contracts
	Brent Crude	100.00%
RBC Enhanced Copper LME 01 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Barclays Heating Oil Roll Yield Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
Barclays Live Cattle Roll Yield Excess Return Index
	Long Futures Contracts
	Live Cattle	100.00%
Barclays Soybean Meal S2 Nearby Seasonal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
Barclays WTI Crude Roll Yield Excess Return Index
	Long Futures Contracts
	WTI Crude	100.00%
CIBC Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
S&P GSCI Soybean Meal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
Macquarie Single Commodity Silver type A Excess Return Index
	Long Futures Contracts
	Silver	100.00%
Modified Macquarie Single Commodity Sugar type A Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Morgan Stanley MSCY2CN0 Index
	Long Futures Contracts
	Corn	100.00%
MS Soybean Oil Dynamic Roll Excess Return Index
	Long Futures Contracts
	Soybean Oil	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$354,560,895	$—	$354,560,895
Commodity-Linked Securities	—	55,459,447	—	55,459,447
Money Market Funds	470,823,217	—	—	470,823,217
Total Investments in Securities	470,823,217	410,020,342	—	880,843,559
Other Investments - Assets*
Futures Contracts	2,863,978	—	—	2,863,978
Swap Agreements	—	9,211,790	—	9,211,790
	2,863,978	9,211,790	—	12,075,768
Other Investments - Liabilities*
Futures Contracts	(10,487,656)	—	—	(10,487,656)
Swap Agreements	—	(22,425,894)	—	(22,425,894)
	(10,487,656)	(22,425,894)	—	(32,913,550)
Total Other Investments	(7,623,678)	(13,214,104)	—	(20,837,782)
Total Investments	$463,199,539	$396,806,238	$—	$860,005,777

*	Unrealized appreciation (depreciation).
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Balanced-Risk Commodity Strategy Fund